UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund:  BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$2,985	$3,498,838
6.13%, 6/01/19	1,500	1,764,795
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	386,487

		5,650,120
California — 22.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,960	2,181,206
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,359,151
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	720	850,205
5.25%, 5/01/33	560	634,838
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT, 5.00%, 5/01/44	745	808,876
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,803,376
6.25%, 3/01/34	1,250	1,472,850
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,546,958
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	970	1,147,452
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	2,780	2,998,591
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,178,110
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,317,040

Municipal Bonds	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	$1,020	$1,158,190
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,998,757
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,205,900
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	490	572,423
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	370	435,116
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,235	2,549,464

		28,218,503
Colorado — 2.5%
Board of Governors of Colorado State University System, RB, Series A, 5.00%, 3/01/45	500	558,425
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	582,795
5.50%, 11/15/30	225	259,538
5.50%, 11/15/31	270	310,211
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,454,310

		3,165,279
Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority, Refunding RB, Quinnipiac University, Series L, 5.00%, 7/01/45	1,935	2,116,406
Florida — 13.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	315,436

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Broward Florida Airport System, RB, Series A, AMT, 5.00%, 10/01/45 (b)	$575	$624,927
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,343,675
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,111,870
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	145	146,125
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	90	91,644
County of Miami-Dade Educational Facilities Authority, Refunding RB, University of Miami-Dade, Series A, 5.00%, 4/01/45	1,395	1,517,244
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	1,840	2,200,695
Series A, 5.50%, 10/01/42	2,125	2,435,654
Series B, AMT, 6.00%, 10/01/26	590	722,904
Series B, AMT, 6.00%, 10/01/27	775	949,112
Series B, AMT, 6.25%, 10/01/38	310	377,124
Series B, AMT, 6.00%, 10/01/42	410	480,659
County of Miami-Dade Florida, Refunding RB:
Seaport, Series D, AMT, 6.00%, 10/01/26	735	900,566
Water & Sewer System, Series B, 5.25%, 10/01/29	500	583,750
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,377,776

Municipal Bonds	Par (000)	Value
Florida (continued)
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	$710	$823,394

		17,002,555
Hawaii — 1.0%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	250	293,808
5.25%, 8/01/26	810	947,870

		1,241,678
Illinois — 19.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	770	895,895
Series C, 6.50%, 1/01/41	3,680	4,431,125
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,010	1,061,763
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	1,400	1,616,426
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,067,450
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,175,590
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,375	1,428,102
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,500	1,693,860
5.25%, 12/01/43	2,700	2,976,210
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,822,895
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,096,698
6.00%, 6/01/28	270	320,201
State of Illinois, GO:
5.25%, 2/01/31	585	621,972
5.25%, 2/01/32	1,000	1,058,930
5.50%, 7/01/33	1,500	1,610,370

2	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/38	$280	$295,187

		25,172,674
Indiana — 4.1%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	375	399,154
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	4,310	4,871,636

		5,270,790
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	426,158
Series A-2, 6.00%, 1/01/23	160	181,190
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,000	1,132,640
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	805	884,751

		2,624,739
Massachusetts — 1.6%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,910	1,974,653
Michigan — 2.8%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,800	1,984,626
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,265	1,524,211

		3,508,837
Minnesota — 2.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A (AGC), 6.50%, 11/15/38	2,540	2,886,634

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services (continued):
Series B (AGC), 6.50%, 11/15/18 (a)	$460	$536,024

		3,422,658
Mississippi — 1.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,515,679
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	260	294,988

		1,810,667
Nevada — 4.3%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,658,979
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	1,000	1,084,620
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,692,345

		5,435,944
New Jersey — 5.8%
New Jersey EDA, RB:
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	980	1,131,890
School Facilities Construction (AGC), 6.00%, 12/15/34	20	22,695
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,000	1,066,240
The Goethals Bridge Replacement Project, Private Activity Bond, AMT (AGM), 5.00%, 1/01/31	530	583,662
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,400	1,542,716
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,195	1,267,752

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series AA, 5.50%, 6/15/39	$1,600	$1,703,280

		7,318,235
New York — 5.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF-2, 5.50%, 6/15/40	1,545	1,759,400
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,271,540
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,500	2,853,050

		6,883,990
Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,500	1,727,985
Pennsylvania — 1.7%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 6.00%, 12/01/16 (a)	2,000	2,122,680
South Carolina — 7.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,687,678
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/26	1,810	2,124,687
6.00%, 7/01/38	1,155	1,333,413
5.50%, 7/01/41	1,000	1,119,890
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50 (b)	750	820,687

Municipal Bonds	Par (000)	Value
South Carolina (continued)
South Carolina State Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	$2,535	$2,759,778

		9,846,133
Texas — 20.2%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,250	2,519,302
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	930	1,055,690
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,397,732
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,154,680
6.00%, 11/15/36	2,055	2,401,062
5.38%, 11/15/38	1,000	1,131,860
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	265	309,902
6.50%, 7/01/37	835	942,940
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,052,932
Dallas-Fort Worth International Airport, Refunding RB, Joint Revenue, Series E, 5.50%, 11/01/27	2,500	2,934,575
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	730	850,209
Mesquite Independent School District, GO, Series E, 5.00%, 8/15/41 (b)	365	418,859
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	2,750	3,228,170
North Texas Tollway Authority, Refunding RB:
1st Tier (AGM), 6.00%, 1/01/43	1,000	1,181,470
1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,568,210
Series B, 5.00%, 1/01/40	1,000	1,091,030

4	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Texas (continued)
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$420	$477,036

		25,715,659
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	380	417,780
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,171,780

		1,589,560
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,000	1,125,620
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	725	841,421

		1,967,041
Total Municipal Bonds — 128.9%		163,786,786

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	760	871,477
Florida — 2.2%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,744,128
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,002	1,124,671
Nevada — 7.4%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	2,010	2,284,908
Series B, 5.50%, 7/01/29	1,994	2,280,473

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	$4,200	$4,869,228

		9,434,609
New Jersey — 2.1%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,610	1,700,999
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	1,000	1,037,088

		2,738,087
New York — 12.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	2,999	3,462,160
Series FF-2, 5.50%, 6/15/40	1,095	1,246,781
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,110,597
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,000	1,137,317
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,439,956
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	1,770	2,038,278
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	3,250	3,648,418

		16,083,507
Texas — 2.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (d)	2,609	2,912,819
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,091,982

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

		Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.1%		$37,001,280
Total Long-Term Investments (Cost — $181,710,279) — 158.0%		200,788,066

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (e)(f)	1,696,118	1,696,118
Total Short-Term Securities (Cost — $1,696,118) — 1.3%		1,696,118

Value
Total Investments (Cost — $183,406,397*) — 159.3%	$202,484,184
Other Assets Less Liabilities — 0.5%	467,870
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.3)%	(19,378,751)
VMTP Shares, at Liquidation Value — (44.5)%	(56,500,000)

Net Assets Applicable to Common Shares — 100.0%	$127,073,303

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$164,260,765

Gross unrealized appreciation	$19,121,192
Gross unrealized depreciation	(271,601)

Net unrealized appreciation	$18,849,591

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2017 to November 15, 2019, is $4,627,654.

(e)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
FFI Institutional Tax-Exempt Fund	2,437,027	(740,909)	1,696,118	$52

(f)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency

6	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(11)	5-Year U.S. Treasury Note	December 2015	$1,317,508	$15,799
(13)	10-Year U.S. Treasury Note	December 2015	$1,659,937	26,281
(4)	Long U.S. Treasury Bond	December 2015	$ 625,750	13,523
(1)	U.S. Ultra Bond	December 2015	$ 159,750	1,655
Total				$57,258

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’smost recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$200,788,066	—	$200,788,066
Short-Term Securities	$1,696,118	—	—	1,696,118

Total	$1,696,118	$200,788,066	—	$202,484,184

[1] See above Schedule of Investments for values in each state or political sub-division.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$57,258	—	—	$57,258
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$45,550	—	—	$45,550
Liabilities:
TOB Trust Certificates	—	$(19,373,828)	—	(19,373,828)
VMTP Shares	—	(56,500,000)	—	(56,500,000)

Total	$45,550	$(75,873,828)	—	$(75,828,278)

During the period ended October 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Investment Quality Fund

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Investment Quality Fund

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Investment Quality Fund

Date:	December 22, 2015